Document and Entity Information - USD ($)	3 Months Ended
	Jun. 30, 2018	Jun. 21, 2018	Sep. 30, 2017
Document And Entity Information
Entity Registrant Name	Sonoma Pharmaceuticals, Inc.
Entity Central Index Key	0001367083
Document Type	S-1
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding		6,421,239
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019
Entity public float			$ 22,029,606
Entity Small Business	true
Entity Emerging Growth	false